Income Taxes - Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ (291,026)	¥ 131,443	¥ 81,146
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	5,541	7,886	(1,737)
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	45,492	49,864	(95,477)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(27,520)	19,551	23,520
Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(623)	16,212	1,752
Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(328,950)	83,414	115,217
Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	12,655	(3,704)	6,796
Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	9,226	(13,346)	6,339
Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(10,300)	(6,394)	13,341
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ 3,453	¥ (22,040)	¥ 11,395